SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENTAL INFORMATION

7.	SEGMENTAL INFORMATION

The Company owns and operates LNG carriers and operates FSRUs and provides these services under time charters under varying periods, and trades in physical and future LNG contracts. Golar's reportable segments consist of the primary services it provides. Although Golar's segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for the Company's consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into two segments was based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2012, the Company operates in the following two segments:

•	Vessel Operations – The Company owns and subsequently charters out LNG carriers on fixed terms to customers.

•
LNG Trading – Provides physical and financial risk management in LNG and gas markets for its customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

Prior to the creation of the LNG trading business in September 2010, the Company had not presented segmental information as it considered it operated in one reportable segment, the LNG vessel market. The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the Company from which it earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

(in thousands of $)	2012			2011
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time charter revenues	410,345	—	410,345	299,848	—	299,848
Vessel and voyage operating expenses	(96,525)	—	(96,525)	(68,914)	—	(68,914)
Administrative expenses	(23,973)	(1,040)	(25,013)	(26,988)	(6,691)	(33,679)
Impairment of long-term assets	(500)	—	(500)	(500)	—	(500)
Depreciation and amortization	(85,187)	(337)	(85,524)	(69,814)	(472)	(70,286)
Other operating gains and losses	—	(27)	(27)	—	(5,438)	(5,438)
Operating income (loss)	204,160	(1,404)	202,756	133,632	(12,601)	121,031
Other non-operating income (loss)	858,080	(151)	857,929	541	—	541
Net financial expenses	(42,864)	(4)	(42,868)	(52,593)	(509)	(53,102)
Income taxes	(2,765)	—	(2,765)	1,705	—	1,705
Equity in net losses of affiliates	(609)	—	(609)	(1,900)	—	(1,900)
Net income (loss)	1,016,002	(1,559)	1,014,443	81,385	(13,110)	68,275
Non-controlling interests	(43,140)	—	(43,140)	(21,625)	—	(21,625)
Net income attributable to Golar LNG Ltd	972,862	(1,559)	971,303	59,760	(13,110)	46,650
Total assets	2,413,564	835	2,414,399	2,230,006	2,628	2,232,634
Investment in affiliates	367,656	—	367,656	22,529	—	22,529
Capital Expenditures	342,987	—	342,987	289,182	—	289,182

Revenues from external customers

During December 31, 2012, 2011 and 2010, the vast majority of the Company's vessel operations operated under time charters and in particular with seven charterers: Petrobras, Dubai Supply Authority, Pertamina, Qatar Gas Transport Company, BG Group plc, Shell and PT Nusantara Regas. Petrobras is a Brazilian energy company.  Dubai Supply Authority is a government entity which is the sole supplier of natural gas to the Emirate. Pertamina is the state-owned oil and gas company of Indonesia. Qatar Gas Transport Company is a Qatari-listed shipping company established by the State of Qatar.  Both BG Group Plc and Shell are headquartered in the United Kingdom. PT Nusantara Regas is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia.

In time charters, the charterer, not the Company, controls the choice of which routes the Company's vessel will serve. These routes can be worldwide as determined by the charterers, except for the FSRUs, which operate at specific locations where the charterers are based.  Accordingly, the Company's management, including the chief operating decision maker, do not evaluate the Company's performance either according to customer or geographical region.

In the years ended December 31, 2012, 2011 and 2010, revenues from the following customers accounted for over 10% of the Company's consolidated time charter revenues:

(in thousands of $)	2012		2011		2010
Petrobras*	90,321	22%	93,741	31%	90,652	37%
Dubai Supply Authority*	45,951	11%	47,054	16%	29,893	12%
Pertamina*	35,455	9%	37,829	13%	36,944	15%
Qatar Gas Transport Company	23,006	6%	35,461	12%	—	—
BG Group plc*	96,179	23%	25,101	8%	49,147	20%
PT Nusantara Regas*	38,789	9%	—	—	—	—
Shell	2,590	1%	5,105	2%	25,440	10%

Geographical segment data

The following geographical data presents the Company's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate certain assets of these operations to specific countries.

Revenues	2012	2011	2010

Brazil*	90,321	93,741	90,652
United Arab Emirates*	45,951	47,054	29,893
Indonesia*	38,789	—	—

Fixed assets	2012	2011

Brazil **	—	393,214
United Arab Emirates **	—	163,495

* A substantial portion of these revenues pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.
** These fixed assets relate to the FSRU vessels owned by Golar Partners and from December 13, 2012, have been deconsolidated from the Company's Consolidated Balance Sheet.